Putnam Investments
One Post Office Square
Boston, MA 02109
March 20, 2018

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Putnam Sustainable Leaders Fund (Securities Act No. 033-35576 and Investment Company File Act No.
811-06128) Post-Effective Amendment No. 40 on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of Putnam Sustainable Leaders Fund (the “Fund”), Post-Effective Amendment No. 40 pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment is electronically coded to show changes to the prospectus and statement of additional information of the Fund from the corresponding documents included in Post-Effective Amendment No. 38, which was filed with the Commission on January 18, 2018. These changes include minor revisions to reflect standard Putnam disclosure. Certain changes also have been made in response to comments that were provided telephonically to me on behalf of the staff of the U.S. Securities and Exchange Commission (the “Staff”) on March 7, 2018 regarding the 485(a) filing. The Fund’s responses to the Staff’s comments were filed via a correspondence filing on March 19, 2018.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Very truly yours,

/s/ Caitlin E. Robinson

Caitlin E. Robinson
Counsel

cc:     James E. Thomas, Esq., Ropes & Gray LLP